Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Maturities of Lease Liabilities
As of December 31, 2021, maturities of lease liabilities were as follows:

($ in thousands)	Total	Operating Leases	Finance Leases
2022	$24,242	$18,971	$5,271
2023	24,260	18,832	5,428
2024	24,593	18,989	5,604
2025	26,102	20,348	5,754
2026	26,423	20,528	5,895
Thereafter	207,288	174,141	33,147

Total lease payments	$332,908	$271,809	$61,099

Less: imputed interest	(184,810)	(154,871)	(29,939)
Less: tenant improvement allowance	(8,370)	(7,671)	(699)

Present value of lease liabilities	139,728	109,267	30,461

Less: current lease liabilities	(20,792)	(16,348)	(4,444)

Present value of long-term lease liabilities	$118,936	$92,919	$26,017

Summary of Maturities of Finance Liabilities
As of December 31, 2021, maturities of finance liabilities were as follows:

($ in thousands)	Financing Liabilities
2022	$12,881
2023	13,204
2024	13,535
2025	13,875
2026	14,223
Thereafter	126,445

Total finance payments	$194,163

Less: interest	(96,094)
Less: tenant improvement allowance	(273)

Present value of finance liabilities	97,796

Less: short-term finance liabilities	(10,217)

Present value of long-term finance liabilities	$87,579

Summary of Contractual Receipts for Lease Contract Due
Other information related to
leases as of and for the years ended December 31, 2021 and 2020 was as follows:

	2021		2020
($ in thousands)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Right-of-use assets	$62,329	$25,688	$47,765	$24,029
Lease liabilities (current)	16,348	4,444	14,013	4,027
Lease liabilities (non-current)	92,919	26,017	47,528	26,940
Weighted average remaining lease term 1	4.7	11.2	13.3	12.1
Weighted average remaining discount rate	13.5%	13.8%	14.8%	14.0%

Summary of Lease Cost
Cash paid for amounts included in the measurement of lease liabilities for the years ended December 31, 2021 and 2020 are as follows
:

($ in thousands)	2021	2020
Interest paid on finance leases	$4,742	$2,268